As filed with the Securities and Exchange Commission on September 19, 2022

1933 Act Registration Number – 033-00499

1940 Act Registration Number – 811-04417

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 67

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 68

Shelton Funds

(Exact Name of Registrant as Specified in Charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Address of Principal Office)

Telephone Number: (800) 955-9988

Stephen C. Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Name and Address of Agent for Service)

With copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, Co 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date specified in this Amendment

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on __________ pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on __________ pursuant to paragraph (a) (2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 66 to its Registration Statement until October 1, 2022. Post-Effective Amendment No. 66 to the Registrant’s Registration Statement relates to the Green Alpha Fund. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 66 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940, filed on July 21, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 19th day of September, 2022.

SCM Trust
(Registrant)

By /s/ Stephen C. Rogers*

Stephen C. Rogers, Chairman of the Board and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers** Stephen C. Rogers	Principal Executive Officer and Trustee	September 19, 2022
/s/ Kevin T. Kogler** Kevin T. Kogler	Trustee	September 19, 2022
/s/ Marco Quazzo**	Trustee	September 19, 2022
Marco Quazzo
/s/ Stephen H. Sutro** Stephen H. Sutro	Trustee	September 19, 2022
/s/ William P. Mock** William P. Mock	Principal Financial Officer	September 19, 2022

*       Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement filed on February 28, 2020.

**       Signed by Gregory T. Pusch pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement, as filed on August 4, 2017.